RiverNorth Opportunities Fund, Inc.
Statement of Investments
October 31, 2020 (Unaudited)
Description	Shares	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (58.33%)
Aberdeen Emerging Markets Equity Income Fund, Inc.	312,514	$2,031,341
Aberdeen Total Dynamic Dividend Fund	201,104	1,470,070
Barings Corporate Investors	57,560	671,150
Barings Participation Investors	95,530	1,018,350
BlackRock California Municipal Income Trust	16,598	215,774
BlackRock Debt Strategies Fund, Inc.	331,480	3,159,004
BlackRock New York Municipal Income Quality Trust	145,688	1,867,720
BlackRock New York Municipal Opportunities Fund	120,990	1,315,157
BlackRock Resources & Commodities Strategy Trust	432,506	2,460,959
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	159,865	1,760,114
Calamos Long/Short Equity & Dynamic Income Trust	71,526	1,010,662
Clough Global Equity Fund	39,194	422,511
Clough Global Opportunities Fund(a)	296,531	2,621,334
DTF Tax-Free Income, Inc.	242,890	3,451,467
Eagle Growth & Income Opportunities Fund(d)(e)	207,900	769,230
Eaton Vance Floating-Rate Income Plus Fund	227,905	3,265,879
Eaton Vance Senior Income Trust	117,501	681,506
Eaton Vance, Ltd. Duration Income Fund(a)	179,992	2,105,906
First Eagle Senior Loan Fund	81,158	1,024,214
First Trust MLP and Energy Income Fund	277,104	1,363,352
First Trust New Opportunities MLP & Energy Fund	114,153	417,800
First Trust Senior Floating Rate 2022 Target Term Fund	50,593	429,029
Highland Global Allocation Fund	197,576	1,001,710
Highland Income Fund	42,636	334,693
Invesco High Income Trust II	112,491	1,361,141
Kayne Anderson Midstream/Energy Fund, Inc.	206,767	866,354
NexPoint Credit Strategies Fund	215,311	1,965,789
Nuveen Georgia Quality Municipal Income Fund	86,193	1,042,935
Nuveen Michigan Quality Municipal Income Fund	46,361	653,690
Nuveen New York Municipal Value Fund 2	34,882	499,161
Nuveen Quality Municipal Income Fund	55,575	802,503
Pershing Square Holdings Ltd.	172,527	4,623,724
PGIM Global High Yield Fund, Inc.(a)	391,540	4,984,304
PGIM High Yield Bond Fund, Inc.	50,666	685,511
PIMCO Energy & Tactical Credit Opportunities Fund	182,236	1,056,969
Pioneer Floating Rate Trust	184,774	1,851,435
Royce Global Value Trust, Inc.	96,945	1,218,599
Royce Micro-Cap Trust, Inc.	249,405	1,922,913
Source Capital, Inc.	107,475	3,828,260
Special Opportunities Fund, Inc.	67,965	776,160
Templeton Emerging Markets Income Fund	6,370	46,246
Voya Global Equity Dividend and Premium Opportunity Fund	48,055	223,936
Voya Natural Resources Equity Income Fund	277,071	615,098
Voya Prime Rate Trust(a)	2,561,895	10,785,578
Western Asset Global High Income Fund, Inc.(a)	452,313	4,369,344

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $83,945,955)		79,048,582

CLOSED-END FUNDS - PREFERRED SHARES (1.83%)
First Eagle Alternative Capital BDC, Inc.	100,328	2,482,163

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $2,454,483)		2,482,163

Description	Shares	Value (Note 2)
BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (9.17%)
Bain Capital Specialty Finance, Inc.	214,494	$1,964,765
Barings BDC, Inc.(a)	909,935	6,833,612
MVC Capital, Inc.	54,185	395,551
Oaktree Specialty Lending Corp.	707,904	3,228,042

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $14,286,007)		12,421,970

BUSINESS DEVELOPMENT COMPANY NOTES - PREFERRED SHARES (5.29%)
Capital Southwest Corp., 5.95%, 12/15/2022	10,023	252,279
Monroe Capital Corp., 5.75%, 10/31/2023	31,867	766,083
Oxford Square Capital Corp., 6.50%, 3/30/2024	117,106	2,891,347
PennantPark Investment Corp., 5.50%, 10/15/2024	30,979	731,879
Portman Ridge Finance Corp., 6.13%, 9/30/2022	58,417	1,419,533
Stellus Capital Investment Corp., 5.75%, 9/15/2022	18,081	447,324
TriplePoint Venture Growth BDC Corp., 5.75%, 7/15/2022	12,985	323,284
WhiteHorse Finance, Inc., 6.50%, 11/30/2025	13,169	331,200

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES - PREFERRED SHARES
(Cost $6,624,500)		7,162,929

		Maturity	Principal	Value
Description	Rate	Date	Amount	(Note 2)
CONVERTIBLE CORPORATE BONDS (3.03%)
BlackRock Capital Investment Corp.	5.000%	06/15/22	$1,426,565	$1,396,171
BlackRock TCP Capital Corp.	4.625%	03/01/22	699,500	695,799
Goldman Sachs BDC, Inc.	4.500%	04/01/22	500,000	510,000
New Mountain Finance Corp.	5.750%	08/15/23	1,493,450	1,500,860

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $3,681,401)				4,102,830

CORPORATE BONDS (0.52%)
Business Development Corp. of America(b)	4.850%	12/15/24	725,000	709,285

TOTAL CORPORATE BONDS
(Cost $725,000)				709,285

Description	Shares	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES (18.69%)(c)
ACE Convergence Acquisition Corp.	13,828	133,302
Agba Acquisition, Ltd.	30,883	316,551
Alussa Energy Acquisition Corp.	33,782	332,753
Amplitude Healthcare Acquisition Corp.	47,778	470,852
Apex Technology Acquisition Corp.	6,940	69,816
Apollo Strategic Growth Capital	30,336	302,147
Artius Acquisition, Inc.	4,052	39,102
Atlantic Avenue Acquisition Corp.	33,230	328,312
Brilliant Acquisition Corp.	11,614	113,585
Burgundy Technology Acquisition Corp.	25,350	252,233
Capstar Special Purpose Acquisition Corp.	3,882	37,539
CC Neuberger Principal Holdings I	43,113	431,130
CC Neuberger Principal Holdings II	31,562	310,255
Chardan Healthcare Acquisition 2 Corp.	29,794	291,385
Churchill Capital Corp. II	56,976	568,051

Description	Shares	Value (Note 2)
Churchill Capital Corp. IV	54,359	$523,478
CIIG Merger Corp.	19,510	194,710
Collective Growth Corp.	32,468	316,238
Colonnade Acquisition Corp.	31,874	314,437
Decarbonization Plus Acquisition Corp.	11,977	118,932
dMY Technology Group, Inc.	45,604	508,029
East Resources Acquisition Co.	27,991	270,953
East Stone Acquisition Corp.	41,399	403,226
Empower, Ltd.	12,286	122,246
Eucrates Biomedical Acquisitio	24,176	241,760
Fast Acquisition Corp.	30,138	300,596
FG New America Acquisition Corp.	27,076	270,760
Foley Trasimene Acquisition Corp. II	32,316	321,867
Fusion Acquisition Corp.	5,317	52,054
Galileo Acquisition Corp.	9,373	92,418
GigCapital2, Inc.	23,193	233,322
GigCapital3, Inc.	30,204	300,530
Good Works Acquisition Corp.	11,977	117,974
Greenrose Acquisition Corp.	74,128	721,265
Greenvision Acquisition Corp.	65,740	657,400
GS Acquisition Holdings Corp. II	963	9,583
GX Acquisition Corp.	1,686	17,197
Haymaker Acquisition Corp. II, Class A	15,939	159,709
Hennessy Capital Acquisition Corp. IV	44,040	451,410
Highcape Capital Acquisition Corp.	13,098	130,718
IG Acquisition Corp.	30,762	304,544
Industrial Tech Acquisitions, Inc.	33,034	328,688
InterPrivate Acquisition Corp.	72,070	712,772
Juniper Industrial Holdings, Inc.	1,300	12,948
Landcadia Holdings III, Inc.	11,914	117,591
Lionheart Acquisition Corp. II	33,323	330,564
LIV Capital Acquisition Corp.	46,360	457,110
Live Oak Acquisition Corp.	32,284	354,801
Malacca Straits Acquisition Co., Ltd.	11,183	107,916
Merida Merger Corp. I	61,365	600,763
Monocle Acquisition Corp.	7,363	72,378
Montes Archimedes Acquisition Corp.	12,286	121,386
Mountain Crest Acquisition Corp.	10,930	109,409
Netfin Acquisition Corp.	15,981	164,604
New Providence Acquisition Corp.	16,868	169,523
Newborn Acquisition Corp.	26,810	265,419
NewHold Investment Corp.	54,555	525,365
NextGen Acquisition Corp.	12,286	122,000
Orisun Acquisition Corp.	36,130	368,165
Osprey Technology Acquisition Corp.	31,260	309,161
Peridot Acquisition Corp.	25,382	251,663
Pershing Square Tontine Holdings, Ltd.	30,921	687,683
Petra Acquisition, Inc.	29,221	291,041
Pivotal Investment Corp. II	30,504	306,260
Property Solutions Acquisition Corp.	61,679	595,819
PropTech Acquisition Corp.	24,696	252,146
PTK Acquisition Corp.	32,769	317,696
Recharge Acquisition Corp.	15,381	151,657
RedBall Acquisition Corp.	19,827	197,874
Replay Acquisition Corp.	21,524	216,531
Roth CH Acquisition I Co.	19,772	197,522
Sandbridge Acquisition Corp.	23,691	234,541
SC Health Corp.	5,788	58,054

Description	Shares	Value (Note 2)
Silver Spike Acquisition Corp.	25,306	$254,831
Soc Telemed Inc	9,754	89,932
South Mountain Merger Corp.	30,930	347,344
Sports Entertainment Acquisition Corp.	31,853	317,893
Stable Road Acquisition Corp.	13,092	132,098
Starboard Value Acquisition Corp.	19,244	191,478
Sustainable Opportunities Acquisition Corp.	16,120	159,104
Tailwind Acquisition Corp.	13,098	130,456
Tekkorp Digital Acquisition Corp.	24,288	242,394
Thunder Bridge Acquisition II, Ltd.	16,262	164,084
Trine Acquisition Corp.	30,246	308,509
Tuscan Holdings Corp.	43,548	442,012
Tuscan Holdings Corp. II	92,638	927,306
Union Acquisition Corp. II	5,982	59,222
VG Acquisition Corp.	30,336	299,720
Vistas Media Acquisition Co., Inc.	25,796	253,059
VPC Impact Acquisition Holdings	12,586	124,853
Yellowstone Acquisition Co.	24,288	243,123
Yunhong International	49,212	484,738

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES
(Cost $24,514,569)		25,333,575

RIGHTS (0.12%)(c)
Agba Acquisition, Ltd., Strike Price $11.50, Expires 12/31/2049	30,883	7,106
Alberton Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	22,730	6,819
Andina Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2049	29,708	7,457
Big Rock Partners Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	35,482	7,100
Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	11,614	2,265
East Stone Acquisition Corp., Strike Price $11.50, Expires 12/31/2026	41,399	8,280
GigCapital2, Inc., Strike Price $11.50, Expires 07/01/2024	23,193	5,798
Greenvision Acquisition Corp., Strike Price $11.50, Expires 10/28/2024	65,740	26,296
HL Acquisitions Corp., Strike Price $11.50, Expires 07/19/2023	30,330	27,282
Longevity Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	24,043	22,119
Mountain Crest Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	10,930	6,558
Newborn Acquisition Corp., Strike Price $11.50, Expires 02/03/2025	26,810	5,496
Orisun Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	36,130	16,258
Tottenham Acquisition I, Ltd., Strike Price $11.50, Expires 12/31/2049	24,729	9,892
Yunhong International, Strike Price $11.50, Expires 12/31/2049	49,212	8,858

TOTAL RIGHTS
(Cost $115,470)		167,584

Description	Shares	Value (Note 2)
WARRANTS (0.96%)(c)
ACE Convergence Acquisition Corp., Strike Price $11.50, Expires 09/30/2027	6,914	$4,390
Agba Acquisition, Ltd., Strike Price $11.50, Expires 05/10/2024	30,883	5,559
Alberton Acquisition Corp., Strike Price $11.50, Expires 11/21/2023	22,730	5,228
Alussa Energy Acquisition Corp., Strike Price $11.50, Expires 10/31/2026	16,891	9,121
Amplitude Healthcare Acquisition Corp., Strike Price $11.50, Expires 12/01/2026	23,889	23,889
Andina Acquisition Corp. III, Strike Price $11.50, Expires 03/06/2024	29,708	6,595
Apex Technology Acquisition Corp., Strike Price $11.50, Expires 09/30/2026	3,470	4,719
Artius Acquisition, Inc., Strike Price $11.50, Expires 07/13/2026	1,350	1,593
Atlas Technical Consultants, Inc., Strike Price $11.50, Expires 11/26/2025	20,683	19,442
Big Rock Partners Acquisition Corp., Strike Price $11.50, Expires 12/01/2022	17,741	4,692
Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	6,735	1,078
Brooge Energy, Ltd., Strike Price $11.50, Expires 07/14/2023	39,945	20,172
Capstar Special Purpose Acquisition Corp., Strike Price $11.50, Expires 07/09/2027	1,941	1,397
CC Neuberger Principal Holdings I, Strike Price $11.50, Expires 12/31/2025	14,371	19,401
CC Neuberger Principal Holdings II, Strike Price $11.50, Expires 07/29/2025	7,890	9,152
Cerevel Therapeutics Holdings, Strike Price $11.50, Expires 06/09/2027	428	1,066
Chardan Healthcare Acquisition 2 Corp., Strike Price $11.50, Expires 03/05/2025	29,794	16,983
Churchill Capital Corp. II, Strike Price $11.50, Expires 07/24/2024	18,992	24,120
Churchill Capital Corp. IV, Strike Price $11.50, Expires 09/18/2025	10,871	11,360
CIIG Merger Corp., Strike Price $11.50, Expires 12/31/2026	9,755	11,413
Collective Growth Corp., Strike Price $11.50, Expires 12/31/2024	16,234	9,878
Crescent Acquisition Corp., Strike Price $11.50, Expires 03/07/2024	19,835	14,083
Diginex, Ltd., Strike Price $11.50, Expires 10/01/2025	23,872	19,336
dMY Technology Group, Inc., Strike Price $11.50, Expires 02/21/2027	29,885	66,043
East Resources Acquisition Co., Strike Price $11.50, Expires 07/01/2027	13,995	7,837
East Stone Acquisition Corp., Strike Price $11.50, Expires 12/31/2026	41,399	3,726
Flying Eagle Acquisition Corp., Strike Price $11.50, Expires 02/26/2027	7,349	23,958
Fortress Value Acquisition Corp., Strike Price $11.50, Expires 05/04/2027	1,392	4,162
Fusion Acquisition Corp., Strike Price $11.50, Expires 06/01/2027	2,658	2,126
Galileo Acquisition Corp., Strike Price $11.50, Expires 10/31/2026	9,373	4,969

Description	Shares	Value (Note 2)
GigCapital2, Inc., Strike Price $11.50, Expires 07/01/2024	23,193	$9,280
GigCapital3, Inc., Strike Price $11.50, Expires 07/02/2025	22,653	12,233
Greenrose Acquisition Corp., Strike Price $11.50, Expires 05/11/2024	74,128	21,497
Greenvision Acquisition Corp., Strike Price $11.50, Expires 10/28/2024	65,457	26,183
GS Acquisition Holdings Corp. II, Strike Price $11.50, Expires 08/20/2025	240	311
GX Acquisition Corp., Strike Price $11.50, Expires 05/24/2026	10,799	16,738
Haymaker Acquisition Corp. II, Strike Price $11.50, Expires 10/31/2026	5,313	5,207
Hennessy Capital Acquisition Corp. IV, Strike Price $11.50, Expires 09/25/2025	33,030	41,618
HL Acquisitions Corp., Strike Price $11.50, Expires 07/19/2023	3,926	6,046
InterPrivate Acquisition Corp., Strike Price $11.50, Expires 10/29/2024	36,035	25,945
Juniper Industrial Holdings, Inc., Strike Price $11.50, Expires 11/23/2026	650	747
KBL Merger Corp. IV, Strike Price $11.50, Expires 07/01/2023	14,899	2,957
Kensington Capital Acquisition Corp., Strike Price $11.50, Expires 07/01/2027	7,734	18,562
KLDiscovery, Inc., Strike Price $11.50, Expires 12/01/2025	9,896	3,167
Landcadia Holdings II, Inc., Strike Price $11.50, Expires 05/12/2026	4,630	16,900
Legacy Acquisition Corp., Strike Price $11.50, Expires 12/01/2022	29,059	18,307
Leisure Acquisition Corp., Strike Price $11.50, Expires 12/28/2022	28,414	9,948
LF Capital Acquisition Corp., Strike Price $11.50, Expires 06/28/2023	33,437	50,156
LifeSci Acquisition Corp., Strike Price $11.50, Expires 02/14/2025	24,497	41,400
LIV Capital Acquisition Corp., Strike Price $11.50, Expires 01/10/2025	46,360	17,737
Live Oak Acquisition Corp., Strike Price $11.50, Expires 05/08/2027	16,142	35,512
Longevity Acquisition Corp., Strike Price $11.50, Expires 07/31/2025	24,043	13,483
Malacca Straits Acquisition Co., Ltd., Strike Price $11.50, Expires 06/30/2027	5,591	2,181
Megalith Financial Acquisition Corp., Strike Price $11.50, Expires 09/21/2023	35,972	18,810
Merida Merger Corp. I, Strike Price $11.50, Expires 11/07/2026	30,682	15,955
Meten EdtechX Education Group, Ltd., Strike Price $11.50, Expires 03/16/2025	16,106	2,411
Monocle Acquisition Corp., Strike Price $11.50, Expires 06/12/2024	7,363	3,682
Netfin Acquisition Corp., Strike Price $11.50, Expires 08/01/2024	25,065	48,877
New Providence Acquisition Corp., Strike Price $11.50, Expires 09/01/2024	8,434	7,169
Newborn Acquisition Corp., Strike Price $11.50, Expires 02/03/2025	26,810	6,434
NewHold Investment Corp., Strike Price $11.50, Expires 03/10/2025	27,277	14,320

Description	Shares	Value (Note 2)
Orisun Acquisition Corp., Strike Price $11.50, Expires 05/31/2024	36,130	$9,033
Osprey Technology Acquisition Corp., Strike Price $11.50, Expires 10/30/2024	15,630	17,975
Paya Holdings, Inc., Strike Price $11.50, Expires 12/01/2023	13,128	31,507
Pershing Square Tontine Holdings, Ltd., Strike Price $23.00, Expires 07/26/2021	3,435	24,492
Pivotal Investment Corp. II, Strike Price $11.50, Expires 06/01/2025	10,168	13,320
Property Solutions Acquisition Corp., Strike Price $11.50, Expires 08/28/2027	61,679	24,672
PropTech Acquisition Corp., Strike Price $11.50, Expires 10/01/2026	12,348	19,139
PTK Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	32,769	15,565
RedBall Acquisition Corp., Strike Price $11.50, Expires 08/17/2022	6,609	10,178
Replay Acquisition Corp., Strike Price $11.50, Expires 04/08/2024	10,762	9,901
Roth CH Acquisition I Co., Strike Price $11.50, Expires 01/28/2025	14,829	11,863
SC Health Corp., Strike Price $11.50, Expires 08/21/2024	2,894	2,952
Schultze Special Purpose Acquisition Corp., Strike Price $11.50, Expires 12/31/2023	30,224	12,996
Shift Technologies, Inc., Strike Price $11.50, Expires 03/31/2024	3,188	6,822
Silver Spike Acquisition Corp., Strike Price $11.50, Expires 12/31/2024	12,653	6,706
Soc Telemed Inc, Strike Price $11.50, Expires 12/17/2021	4,877	6,779
South Mountain Merger Corp., Strike Price $11.50, Expires 06/20/2024	15,465	34,642
Stable Road Acquisition Corp., Strike Price $11.50, Expires 05/15/2026	6,546	11,783
Sustainable Opportunities Acquisition Corp., Strike Price $11.50, Expires 06/26/2025	8,060	8,302
Tenzing Acquisition Corp., Strike Price $11.50, Expires 08/23/2025	29,977	12,887
Thunder Bridge Acquisition II, Ltd., Strike Price $11.50, Expires 11/30/2026	8,131	10,082
Tottenham Acquisition I, Ltd., Strike Price $11.50, Expires 06/06/2025	22,594	7,994
Trident Acquisitions Corp., Strike Price $11.50, Expires 06/14/2021	50,476	16,102
Trine Acquisition Corp., Strike Price $11.50, Expires 03/05/2024	15,123	25,709
Tuscan Holdings Corp., Strike Price $11.50, Expires 04/01/2026	43,548	16,548
Tuscan Holdings Corp. II, Strike Price $11.50, Expires 07/16/2025	46,319	18,532
Union Acquisition Corp. II, Strike Price $11.50, Expires 04/01/2025	5,982	2,094
Velodyne Lidar, Inc., Strike Price $11.50, Expires 12/31/2025	12,290	31,954
Vistas Media Acquisition Co., Inc., Strike Price $11.50, Expires 08/01/2026	25,796	7,713

Description	Shares	Value (Note 2)
Yunhong International, Strike Price $11.50, Expires 01/31/2027	24,606	$4,294

TOTAL WARRANTS
(Cost $1,015,629)		1,303,797

	7-Day		Value
Description	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.69%)
State Street Institutional Treasury Money Market Fund	0.016%	2,295,705	2,295,705

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,295,705)			2,295,705

TOTAL INVESTMENTS (99.63%)
(Cost $139,658,719)			$135,028,420

Other Assets In Excess Of Liabilities (0.37%)(f)			486,075
NET ASSETS (100.00%)			$135,514,495

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS - COMMON SHARES (-9.46%)
PowerShares Senior Loan Portfolio	(273,296)	$(5,875,864)
iShares® iBoxx $ High Yield Corporate Bond Fund	(82,740)	(6,940,231)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(12,816,095)

TOTAL SECURITIES SOLD SHORT
(Proceeds $12,720,694)		$(12,816,095)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of October 31, 2020, the aggregate market value of those securities was $8,394,488 representing 6.19% of net assets.
(b)	Restricted security (see Note 3)
(c)	Non-income producing security.
(d)	On May 27, 2020 the Fund announced that it intended to dissolve, liquidate and distribute its net assets to shareholders. The final liquidating distribution was received subsequent to October 31, 2020.
(e)	As a result of the use of significant unobservable inputs to determine fair value, the investment has been classified as a Level 3 asset.
(f)	Includes cash, in the amount of $13,165,768 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

October 31, 2020 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds and exchange-traded funds (“ETFs” and collectively, “Underlying Funds”). Underlying Funds also may include business development companies (“BDCs”) and special purpose acquisition companies (“SPACs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The Statement of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on October 31, 2020.

Portfolio Valuation: The net asset value per common share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. Fixed income securities, including corporate bonds and convertible corporate bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its common shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the cost basis method for both financial reporting and tax purposes.

Fair Value Measurements: Investments in the Fund are recorded at their estimated fair value. The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$78,279,352	$–	$769,230	$79,048,582
Closed-End Funds - Preferred Shares	2,482,163	–	–	2,482,163
Business Development Companies - Common Shares	12,421,970	–	–	12,421,970
Business Development Company Notes - Preferred Shares	7,162,929	–	–	7,162,929
Convertible Corporate Bonds	–	4,102,830	–	4,102,830
Corporate Bonds	–	709,285	–	709,285
Special Purpose Acquisition Companies - Common Shares	25,333,575	–	–	25,333,575
Rights	167,584	–	–	167,584
Warrants	1,303,797	–	–	1,303,797
Short-Term Investments	2,295,705	–	–	2,295,705
Total	$129,447,075	$4,812,115	$769,230	$135,028,420
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange Traded Funds - Common Shares	$(12,816,095)	$–	$–	$(12,816,095)
Total	$(12,816,095)	$–	$–	$(12,816,095)

The following is a reconciliation of the investments for which the Fund has used Level 3 inputs to determine fair value:

Asset Type	Balance as of July 31, 2020	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of October 31, 2020	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at October 31, 2020
Closed End Funds	$–	$–	$–	$–	$–	$769,230	$–	$769,230	$(1,839,915)
	$–	$–	$–	$–	$–	$769,230	$–	$769,230	$(1,839,915)

The table below provides additional information about the Level 3 Fair Value Measurements as of October 31, 2020:

Qualitative Information about Level 3 Fair Value Measurements
Asset Class	Fair Value	Valuation Technique	Unobservable Inputs(a)	Range
Closed End Funds	$769,230	Company Provided Financial Information	Adjusted Market Price	0.00x-8.75x

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
Adjusted Market Price	Increase	Decrease

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Certain SPACs may seek acquisitions only in limited industries or regions. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the period ended October 31, 2020, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.

Market and Geopolitical Risk: The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

3. RESTRICTED SECURITIES

As of October 31, 2020, investments in securities included a security that is considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale.

Description	Acquisition Date	Cost	Value	Value as a Percentage of Net Assets
Business Development Corp. of America	12/3/2019	$725,000	$709,285	0.52%